COST OF REVENUES	6 Months Ended
Jun. 30, 2023
Disclosure Of Cost Of Revenues [Abstract]
COST OF REVENUES

NOTE 5 - COST OF REVENUES

	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
	U.S. dollars in thousands

Cost of integrated POS devices sales	33,913	25,516	16,138	14,674
Cost of recurring revenues	35,925	22,628	19,165	12,431
Total	69,838	48,144	35,303	27,105